Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income And Expense [Abstract]
Net foreign exchange rate gains on financial activities	$ 0	$ 31,574	$ 0
Interest income on bank deposits	7,658	1,396	3,199
Other finance income	894	0	0
Finance income	8,552	32,970	3,199
Interest expense on credit facilities and financing obligations	33,331	11,681	13,169
Interest expense to related parties	37,978	30,801	11,210
Net foreign exchange rate losses on financial activities	30,920	0	7,527
Interest expense related to lease liabilities	6,201	2,377	2,122
Credit facility expenses	0	377	0
Other finance expenses	5	13	6
Finance expense	$ 108,435	$ 45,249	$ 34,034